Summary of Significant Accounting Policies (Summary of Estimated Useful Economic Life of Acquired Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2014
Trademark [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful economic lives of acquired intangible assets	20 years
Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful economic lives of acquired intangible assets	7 years